Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs, and the subsidiaries of the VIEs. All inter-company transactions and balances have been eliminated.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to allowance for accounts receivable, allowance for financing receivables, allowance for finance lease receivables, allowance for contract assets, fair value of risk assurance liabilities, intangible assets with indefinite lives, valuation allowance for deferred tax assets and goodwill impairment. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Revenue recognition
Revenue recognition
The Company’s revenues are derived principally from 1) automobile trading income, 2) loan facilitation services and post-origination administrative services, 3) finance lease services, 4) after-market services facilitation services, and 5) other income.
Under ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax (“VAT”). The Company determines revenue recognition through the following steps:

•	Identify the contract(s) with a customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when (or as) the entity satisfies a performance obligation.

Automobile trading transaction
When providing car trading services, the Company evaluates if it is a principal or an agent in a transaction to determine whether revenues should be recorded on a gross or net basis. The Company acts as a principal in which the Company purchases vehicles from suppliers which are vehicle manufacturers or their first-tier car dealerships and sells the vehicles to customers which are other car dealerships and records revenue on a gross basis if it obtains control over the specified goods and services before they are transferred to the customers. When the Company acts as an agent, revenue is recorded on a net basis when the Company does not obtain control over the specified goods and services before they are transferred to the customers. The revenue generated from sale of vehicles is recognized at a point in time when the control of the vehicles is transferred from the Company to the customers when the vehicles are delivered and their titles are passed on to the customers.
Loan facilitation services and PAS
The Company entered into
non-risk
assured and risk assured facilitation arrangements with various financial institutions. Borrowers that pass the Company’s credit assessment are recommended to the financial institutions. Once the borrower is independently approved by the financial institutions, the financial institutions will directly fund the borrower’s automobile purchase and the Company will earn a loan facilitation fee from the financial institution and borrowers. The Company will provide PAS, such as tracking through telematics devices in the automobiles; and sending short-message-service (“SMS”) payment reminder to borrowers, throughout the terms of the loans. In addition, for certain arrangements, the Company provides risk assurance on the principal and accrued interest repayments of the defaulted loans to various financial institutions. The Company determined that it is not the legal lender or legal borrower in the loan origination and repayment process, respectively. Therefore, the Company does not record loan receivables and payable arising from the loans between borrowers and financial institutions on its consolidated balance sheet.
The Company determines its customers to be both the financial institutions and borrowers. The Company considers the loan facilitation service, PAS and risk assurance services as separate services, of which the risk assurance service is accounted for in accordance ASC 460,
Guarantees
(“ASC 460”).
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.
The Company first allocates the transaction price to the risk assurance liabilities at fair value in accordance with ASC 460. The remaining transaction price is then allocated to the loan facilitation services and PAS on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and PAS because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and PAS using the expected cost plus a margin approach.
The fee allocated to loan facilitation is recognized as revenue upon each successful loan facilitation, while the fee allocated to PAS are deferred and amortized over the period of the loan on a straight-line method as the PAS services are performed. PAS revenue recognized in the years ended December 31, 2020, 2021 and 2022 is RMB73,775,464, RMB41,561,564 and RMB23,411,975 (US$3,394,417), respectively.
The loan facilitation services and PAS are recorded as Loan facilitation income and other related income in the consolidated statements of comprehensive income (loss).
Finance lease services
The Company provides automobile finance lease services to individual borrowers. Financing lease income is recognized using the effective interest method. Initial direct cost received and direct origination costs are generally deferred and amortized over the term of the related finance lease receivables using the effective interest method and are removed from the consolidated balance sheets when the related finance lease receivables are sold, charged off or paid in full.

After-market services income
The Company provides after-market services to car buyers which mainly include two types of separate contracts, 1) insurance facilitation service and 2) car recovery and disposal services.
For 1) after-market insurance facilitation service, it mainly includes two types of contracts, one is facilitating personal accident insurance and automobile insurance, and the other is offering anti-theft package services. After-market insurance facilitation service income for personal accident insurance and automobile insurance is recognized at the point of time when facilitation services are completed. For anti-theft package services, the Company first allocates the fair value of indemnification service under ASC 460 and then allocates the remaining consideration to the after-market service of anti-theft telematic devises installment.
For 2) after-market car recovery and disposal services income, it mainly refers to delinquent asset management income for car recovery and disposal services, which is recognized at the point of time when the company delivers the relevant service.

Business Combinations
Business combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations (“ASC 805”)
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling
interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Leases
Leases
Operating Leases – Lessee under ASC 842
The Company has operating leases for certain office rentals as a lessee. At inception of a contract, the Company determines whether that contract is, or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.
As of January 1, 2022, the Company records a lease liability and corresponding operating lease right-of-use
(“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The discount rate is determined using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The Company uses its unsecured borrowing rate over the lease term and adjusts the rate based on its credit risk and the effects of collateral to approximate a collateralized rate, which will be updated on an annual basis for measurement of new lease liabilities. ROU asset represents the right to use an underlying asset for the lease term and are recognized in an amount equal to the lease liability adjusted for any lease payments made prior to commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. Lease terms are based on the non-cancellable
term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. However, none of these have been recognized in the Company’s right-of-use
assets or lease liabilities since those options were not reasonably certain to be exercised.
If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the right-of-use
asset in proportion to the full or partial termination of the existing lease and recognize in profit or loss any difference between the reduction in the lease liability and the reduction in the right-of-use
asset.
Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in general and administrative expenses, on the consolidated statements of comprehensive income (loss). Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.
Operating leases under ASC 840
Before January 1, 2022, leases where the Company is the lessee, and substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill on December 31, 2022 was primarily related to the acquisition of Shanghai Chejia in 2018. In accordance with ASC 350,
Intangibles – Goodwill and Other
(“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.
The Company applied Accounting Standards Update (“ASU”)
No. 2017-04,
Simplifying the Test for Goodwill Impairment
(“ASU
2017-04”),
which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.
Pursuant to ASC 350, the Company may elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit of Cango Inc. is greater than its carrying value. If a qualitative assessment is not performed, or if as a result of a qualitative assessment it is not more likely than not that the fair value of a reporting unit exceeds its carrying value, then the reporting unit’s fair value is compared to its carrying value. As of December 31, 2021 and 2022, the Company completed its annual impairment test for goodwill under a quantitative impairment test of goodwill in which the Company performs an assessment that consists of a comparison of the carrying value of a reporting unit with its fair value. The fair values of the reporting unit are determined using income valuation approaches through the application of discounted cash flow method. Estimating fair values of the reporting unit involves significant assumptions, including future revenue growth rates, gross margin, terminal growth rates and discount rates. No impairment losses on goodwill and intangible assets were recognized during the years ended December 31, 2021 and 2022.

Cost of revenues
Cost of revenues
Cost of revenues consist primarily of cost of vehicles, commissions paid to car dealers who refer borrowers to the Company, employee compensation costs, leasing interest expense, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services. Cost of revenues are expensed as incurred when the corresponding services have been provided.

Foreign currency translation and transactions
Foreign currency translation and transactions
The functional currency of the Company, Cango HK and Express Limited is the US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
(“ASC 830”). The Company uses RMB as its reporting currency. The financial statements of the Company, Cango HK and Express Limited are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive retained earnings, as a component of shareholders’ equity.
Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are re-measured
into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income (loss) during the period or year in which they occur.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities within three months from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.
As of December 31, 2022, majority of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by financial institutions located in mainland China and Hong Kong. Deposits held in mainland China are subject to restrictions on foreign exchange and the ability to transfer cash outside of mainland China. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500 thousands. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$500 thousands. The Group selected reputable financial institutions to place its cash and cash equivalents, restricted cash and short-term investments. The Group regularly monitors the rating of the financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Restricted cash
Restricted cash
Restricted cash represents cash deposited with the respective financial institution customers as (i) collaboration and guarantee deposits in relation to facilitation transaction with financial institutions, and (ii) collateral for notes payable for automobile trading business.
Financial institutions make corresponding deductions from the collaboration and guarantee deposits in relation to facilitation transaction with financial institutions, when borrowers are delinquent in their installment repayments and/or when loans are required to be purchased by the Company after a specified delinquency period. Such restricted cash is not available to fund the general liquidity needs of the Company.
The balance of restricted cash deposited as collaboration and guarantee deposits in relation to facilitation transaction with financial institutions was RMB1,123,680,213 and RMB766,893,846 (US$111,189,156) as of December 31, 2021 and 2022, respectively. The balance of restricted cash deposited as collateral for notes payable for automobile trading business was RMB51,793,630 and RMB136,671,970 (US$19,815,573) as of December 31, 2021 and 2022, respectively.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recognized and carried at the original contract amount which will be invoiced, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and current economic trends. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. Bad debts are written off after all collection efforts have been exhausted.

Contract assets and liabilities
Contract assets and liabilities
Contract assets represents the Company’s right to consideration in exchange for loan facilitation services that the Company has transferred to the customer before payment is due. The Company assesses contract assets for impairment in accordance with ASC 310,
Receivables
(“ASC 310”).
Contract assets as of December 31, 2021 and 2022 was RMB1,325,397,497 and RMB673,846,832 (US$97,698,607), respectively. The remaining unsatisfied performance obligations as of December 31, 2021 and 2022, pertaining to post-origination services amounted to RMB5,461,882 and RMB1,001,890 (US$145,260), respectively.
Contract liabilities represents the Company’s obligation to transfer goods or services to a customer for which the entity has received consideration (or an amount of consideration is due) from the customer and mainly consist of cash payment received in advance from customers of automobile trading transactions and PAS, which is included in “Accrued expenses and other current liabilities” and “Other non-current
liabilities” on consolidated balance sheets. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the years were RMB89,289,191 and RMB267,339,943 (US$38,760,649) for the years ended December 31, 2021 and 2022, respectively.

Short-term investments
Short-term investments
All highly liquid investments such as time deposits and structured deposits with original maturities of three months or more but less than one year, are classified as short-term investments
. Investments such as wealth management products expected to be realized in cash during the next twelve months are also included in short-term investments.
The Company accounts for short-term debt investments in accordance with ASC 320,
Investments – Debt Securities
(“ASC 320”), and short-term equity investments in accordance with ASC 321,
Investments – Equity Securities
(“ASC 321”). The Company classifies the short-term debt investments as
“held-to-maturity”,
“trading” or
“available-for-sale”,
whose classification determines the respective accounting methods stipulated by ASC 320.
Debt securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost. Such debt securities include time deposits, and structured deposits in financial institutions.
Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading debt securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
securities.
Available-for-sale
investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized.
Equity investments measured at fair value with changes in fair value are recorded in earnings. The Company does not assess whether those securities are impaired. Such equity securities include wealth management products in financial institutions.
Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized. Interest income, realized and unrealized gains and losses from the short-term investments are recorded in “Interest income” and “Net gain (loss) on equity securities” respectively in the consolidated statements of comprehensive income (loss).

Derivative Instruments
Derivative instruments
In 2019, the Company entered into cross-currency interest rate swap contracts that allow the Company to buy US Dollars at a pre-determined
exchange rate and repay US Dollars borrowing with fixed interest rate on maturity date. The cross-currency interest rate swap contracts matured in July 2020. In 2021, the Company entered into a cross-currency interest rate swap contract that allow the Company to buy HKD at a pre-determined
exchange rate and repay HKD borrowing with fixed interest rate on maturity date. The cross-currency interest rate swap contract matured in March 2022. The total notional amount of the outstanding cross-currency interest rate swap contracts was RMB103.6 million and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively.
The Company accounts for the cross-currency interest rate swap contracts in accordance with ASC 815,
Derivatives and
Hedging
(“ASC 815”). The cross-currency interest rate swap contracts were measured at fair value and classified as accrued expenses and other current liabilities within the consolidated balance sheets. The Company estimates the fair value of the cross-currency interest rate swap contracts at each reporting period using a discounted cashflow model by using future net expected cashflow discounted at foreign exchange forward adjusted market yield. Any change in the fair value of the cross-currency interest rate swap contracts are recorded as other income in the consolidated statement of comprehensive income (loss) for each period until the contract matures, is terminated, or sold. During the years ended December 31, 2020, 2021 and 2022, the unrealized losses recognized in the comprehensive income (loss) related to the cross-currency interest rate swap contracts were RMB nil, RMB5.3 million and RMB nil (US$ nil), respectively. During the years ended December 31, 2020, 2021 and 2022, the realized losses recognized in the comprehensive income (loss) related to the cross-currency interest rate swap contracts were RMB0.5 million, RMB nil and RMB1.2 million (US$0.2 million).
The cross-currency interest rate swap contracts may expose the Company to credit risk to the extent that the counterparty may be unable to meet the terms of the arrangement. The Company mitigates this credit risk by transacting with major financial institutions with high credit ratings. The Company did not pledge cash collateral for its cross-currency interest rate swap contracts as of December 31, 2021 and 2022.

Risk assurance liabilities
Risk assurance liabilities
The Company provides risk assurance to various financial institution customers. The risk assurance liability requires the Company to either make delinquent installment repayments or purchase the loans after a specified period on an individual loan basis. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC
815-10-15-58.
The risk assurance liability consists of two components. The Company’s obligation to stand ready to make delinquent payments or to purchase the loan over the term of the arrangement (the non-contingent
aspect) is accounted for in accordance with ASC 460. The contingent obligation relating to the contingent loss arising from the arrangement is accounted for in accordance with ASC 450,
Contingencies
(“ASC 450”). At inception, the Company recognizes the
non-contingent
aspect of the risk assurance liability at fair value, which is primarily based on assumptions regarding probability of default, loss given default and margin rate, while considering the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction.
Subsequent to the initial recognition, the
non-contingent
aspect of the risk assurance liability is reduced over the term of the arrangement as the Company is released from its stand ready obligation on a loan-by-loan
basis based on the borrower’s repayment of the loan principal. The contingent loss arising from the obligation to make future payments is recognized when borrower default is probable and the amount of loss is estimable. The Company considers the underlying risk profile including delinquency status, overdue period, and historical loss experience when assessing the probability of contingent loss. Borrowers are grouped based on common risk characteristics, such as product type. The Company measured contingent loss based on the future payout of the arrangement estimated using the historical default rates of a portfolio of similar loans less the fair value of the recoverable collateral.

Financing receivables
Financing receivables
The Company records financing receivables in accordance with ASC
310-30
, Loan and Debt Securities Acquired with Deteriorated Credit Quality
(“ASC
310-30”)
when it exercises its obligation to purchase a delinquent loan under the risk assurance obligation and obtains legal title to any subsequent payments made by the borrower and the repossessed asset. Financing receivables are recorded at their fair value, which is the purchased price minus corresponding risk assurance liability. The total purchased price of the financing receivables was RMB778 million
and RMB1,190
million
(US$173
 million
) for the year ended December 31, 2021 and December 31, 2022, respectively. Cash flows expected to be collected, which approximated to the fair value of these purchased loan at the acquisition date were RMB375 million
and RMB548
 million
(US$80
 million
) for the year ended December 31, 2021 and December 31, 2022, respectively. Financing receivables are divided among pools based on common risk characteristics, such as product (i.e. new cars and used cars) and delinquency status. The financing receivables balances of new cars and used cars were RMB50,908,474 and RMB11,387,787 as of December 31, 2021, respectively and RMB55,693,049 (US$8,074,734) and RMB18,124,976 (US$2,627,874) as of December 31, 2022, respectively. These pools are collectively evaluated for impairment based on roll rate analysis and the resulting allowance is aggregated for each of the pools. The Company subsequently records an allowance for financing receivables, if based on current information and events, it is probable that the Company is unable to collect all of the expected cash flows at acquisition, plus additional cash flows expected to be collected arising from changes in estimates after acquisition. The Company recognized provision of financing receivables of RMB175,061,657 and RMB266,372,590 (US$38,620,395) in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2021 and December 31, 2022, respectively.
The Company derecognizes financing receivables upon physical possession of the repossessed asset, which includes the transfer of title through the completion of regulatory proceedings. The Company derecognizes the financing receivables which is first adjusted to its estimated fair value of the repossessed asset and records the repossessed asset at its estimated fair value, less cost to sell, as other non-current
assets on the consolidated balance sheet. Any difference between the estimated fair value of the repossessed asset and the financing receivables is recognized in the consolidated statements of comprehensive income (loss). The Company derecognized financing receivables and their allowances of RMB140,834,287 and RMB256,191,329 (US$37,144,251) for the years ended December 31, 2021 and 2022, respectively.
Repossessed assets are initially recognized at the fair value of the asset less estimated costs to sell. Any gain or loss from the disposal of the repossessed assets are recognized in the consolidated statements of comprehensive income (loss).

Finance lease receivables
Finance lease receivables
Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables. An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Finance lease receivables are collateralized by vehicle titles and, subject to local laws, the Company generally has the right to repossess the vehicle in the event the borrower defaults on the payment terms of the contract. Finance lease receivables are divided among pools based on common risk characteristics, such as products (i.e. new cars and used cars) and delinquent status. As of December 31, 2021 and 2022, the finance lease receivables balances of new cars were RMB2,161,848,785 and RMB895,319,860 (US$129,809,178), respectively, and finance lease receivables balances of used-cars were RMB281,578,014 and RMB164,168,763 (US$23,802,233), respectively. These pools are collectively evaluated for impairment by management judgment. The allowance is aggregated for each of the pools. Provisions for finance lease receivables are charged to operations in amounts sufficient to maintain the allowance for finance lease receivables at levels considered adequate to cover probable losses inherent in our finance lease receivables.

Impaired finance lease receivables
Impaired finance lease receivables
A finance lease receivable is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired.

Nonaccrual policy
Nonaccrual policy
The Company does not accrue lease income or interest income on finance lease principals and financing receivables that are considered impaired or are more than 65 to 85 days past due depending on different funding partners. A corresponding allowance is determined under ASC
450-20,
Loss Contingencies
(“ASC
450-20”)
and allocated accordingly. Accrual of financing lease income and interest income are suspended on accounts that are delinquent, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual
finance lease receivables, loans and financing receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the delinquency status to non-delinquent.

Allowance for finance lease receivables and allowance for financing receivables
Allowance for finance lease receivables and allowance for financing receivables
The allowance for finance lease receivables and allowance for financing receivables are calculated by multiplying the PD and LGD model based on pools of finance lease receivables or financing receivables with similar risk characteristics, including product types, i.e. new cars and used cars to arrive at an estimate of incurred losses in the portfolio. The PD and LGD model take into consideration factors of historical delinquency migration to loss and loss given default. The Company adjusts the allowance for finance lease receivables that is determined by the PD and LGD model for various macroeconomic factors i.e. gross-domestic product rates, per capita disposable income, interest rates and consumer price indexes and other considerations.
Finance lease receivables and financing receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company has determined the balance is uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off:
(i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the amount remained outstanding 180 days past due and therefore deemed uncollectible; (iv) the collateral are physically repossessed.

Treasury shares
Treasury shares
The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil
Depreciation expense, for the years ended December 31, 2020, 2021 and 2022, was RMB9,150,590, RMB7,926,513 and RMB5,483,032 (US$794,965), respectively. Accumulated depreciation as of December 31, 2021 and 2022 was RMB26,923,641 and RMB27,518,577 (US$3,989,819
)
, respectively. Costs associated with the repair and maintenance of property and equipment are expensed as incurred.

Intangible assets
Intangible assets
Intangible assets that have definite useful life primarily include purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, which vary from
6-10
years. The weighted average amortization period for the computer software is 9.11 years and 8.39 years as of December 31, 2021 and 2022, respectively.
As of December 31, 2022, intangible assets that have indefinite useful life primarily include an insurance brokerage license purchased in February 2019. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment immediately prior to the change in classification.

Research and development
Research and development
Research and development expenses are primarily incurred in the development of new services and new features of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any year presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets and intangible assets
Impairment of long-lived assets and intangible assets
Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360,
Property, Plant and Equipment
(“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.
Intangible assets with indefinite lives, are assessed annually for impairment and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. Impairment exists when the fair value is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

Employee defined contribution plan
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB35,451,168, RMB87,227,402 and RMB60,124,007 (US$8,717,162) for the years ended December 31, 2020, 2021 and 2022, respectively.

Value added taxes ("VAT")
Value added taxes (“VAT”)
Since its inception, Shanghai Cango was certified as a general VAT taxpayer whose applicable tax rate was 6%. The subsidiaries of the VIEs are all general VAT taxpayers which are subject to tax rate of 6% or 13%, except for Shanghai Wangtian Investment Co., Ltd., and Haikou Cango Technology Co., Ltd., which is certified as small-scale VAT taxpayers with an applicable tax rate of 3%. VAT is reported as a deduction to revenue when incurred and amounted to RMB207,266,214, RMB478,981,515 and RMB262,656,515 (US$38,081,615) for the years ended December 31, 2020, 2021 and 2022, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes
Income taxes
The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
The Company applies the provisions of ASC 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income (loss). As of and for the years ended December 31, 2020, 2021 and 2022, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Segment information
Segment information
In accordance with ASC
280-10,
Segment Reporting: Overall
(“ASC
280-10”),
the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results as a whole. As a result, the Company has only one reportable segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segment is presented.

Comprehensive income (loss)
Comprehensive income (loss)
Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive income (loss) includes net income, foreign currency translation adjustments and unrealized (losses) gains on available-for-sale
securities and is presented in the consolidated statements of comprehensive income (loss).

Fair value measurements
Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 Unobservable inputs which are supported by little or no market activity.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, short-term investment, finance lease receivables, financing receivables, other current assets, short-term and long-term debts, derivative financial liability, accrued expenses and other liabilities. The carrying amounts of these financial instruments, except for short-term equity securities, financing receivables, derivative financial liability, non-current
portion of restricted cash,
non-current
finance lease receivables and long-term debts, approximate their fair values because of their generally short maturities. The short-term equity security was valued based on broker quotes. The derivative financial liability was valued based on inputs derived from or corroborated by observable market data. The carrying amount of non-current
portion of restricted cash, financing receivables,
non-current
finance lease receivables and long-term debts approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Share-based compensation
Share-based compensation
The Company accounts for share-based compensation in accordance with ASC 718,
Compensation – Stock Compensation
(“ASC 718”).
The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. In addition, the Company recognizes one-off compensation costs for the award which could be vested immediately upon grant on the grant date. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up
adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.
The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based options granted to employees.

Earnings (losses) per share
Earnings (losses) per share
The Company computes earnings (losses) per Class A and Class B ordinary shares in accordance with ASC 260,
Earnings Per Share
(“ASC 260”), using the
two-class
method. Under the provisions of ASC 260, basic earnings (losses) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation.
Diluted earnings (losses) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and restricted shares subject to forfeiture. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings (losses) per share by application of the treasury stock method. The computation of the diluted earnings (losses) per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings (losses) per Class B ordinary share does not assume the conversion of such shares.
The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings (losses) per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Company’s basic and diluted earnings (losses) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government grants
Government grants
Government subsidies generally consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities. Such grants have no condition attached and allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The Company recognize government grants as other income when cash is received from the government. For the amount recognized in other income, please refer to note 15.

Convenience translation for financial statements presentation
Convenience translation for financial statements presentation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8972 per
US$1.00 on December 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Impact of COVID-19
Impact of
COVID-19
Since January 2020 to June 2022, the
COVID-19
pandemic has spread around the world. The continued spread of
COVID-19,
despite progress in vaccination efforts, has negatively impacted our business and results of operations.
COVID-19
has also caused volatility in the global financial markets and threatened a slowdown in the global economy, which may negatively affect our business, results of operations, and financial condition. the
COVID-19
pandemic severely disrupted the domestic automotive industry. The Company’s automobile trading income, loan facilitated income and other related income declined while the M1+ and M3+ overdue ratio rose compared to 2021.
China began to modify its
zero-COVID
policy at the end of 2022, and most of the travel restrictions and quarantine requirements were lifted in December 2022. There remains uncertainty as to the future impact of the virus, especially in light of this change in policy. The extent to which the
COVID-19
pandemic impacts the Company’s long-term results will depend on future developments which are highly uncertain, unpredictable and beyond the Company’s control, including the frequency, duration and extent of outbreaks of
COVID-19,
the appearance of new variants with different characteristics, the effectiveness of efforts to contain or treat cases, and future governmental actions that may be taken in response to these developments, such as measures to stimulate the general economy to improve business conditions. As a result, certain of the Company’s estimates and assumptions, including allowance for accounts receivable, allowance for financing receivables, allowance for finance lease receivables, allowance for contract assets, fair value of risk assurance liabilities, intangible assets with indefinite lives, valuation allowance for deferred tax assets and goodwill impairment require significant judgments and involve a higher degree of variability that could result in material changes to the Company’s current estimates in future periods.

Significant risks and uncertainties
Significant risks and uncertainties
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, financing receivables, finance lease receivables and accounts receivable.
The Company places its cash and cash equivalents and short-term investments, with reputable financial institutions which have high-credit ratings. There has been no recent history of default related to these financial institutions.
The Company manages credit risk of accounts receivable, financing receivables and finance lease receivables through ongoing monitoring of the outstanding balances. As of December 31, 2021 and 2022, the Company had no single customer with a balance exceeding 10% of the total accounts receivable, financing receivables, and finance lease receivables.
Concentration of customers
Approximately provision of services to two financial institutions which individually contributed to over 10% revenue derive 36.5% in total (22.3% and 14.2%, respectively) for the years ended December 31, 2020, to only one financial institution contributed to over 10% derives 16.8% of revenue for the year ended December 31, 2021 and to two automobile trading customers contributed to over 10% derives 27.2% in total (14.2% and 13.0%, respectively) of revenue for the year ended December 31, 2022, respectively.
Interest rate risk
The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps, including using derivative financial instruments to economically manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates.
Borrower default risk
The Company entered into certain risk assured facilitation arrangements whereby it is obligated to purchase delinquent loans from financial institutions. The Company’s operating results could be adversely affected by a significant increase in the overall borrower default rate for loans facilitated under such arrangements. The Company manages its borrowers’ default risk by performing credit checks on each prospective borrower and ongoing monitoring of the Company overall loan portfolio facilitated through the risk assured facilitation arrangement.
Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with asset quality and credit assessment; the Company’s ability to expand or maintain or effectively manage relationships with existing network of dealers and online automotive advertising platforms and to attract prospective car buyers and risks related to the
COVID-19
pandemic. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Comparative Information
Certain items in the consolidated financial statements have been adjusted to conform with the current year’s presentation to facilitate comparison.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2016-02,
Leases (Topic 842)
(“ASU
2016-02”).
ASU
2016-02
specifies the accounting for leases. For operating leases, ASU
2016-02
requires a lessee to recognize a
right-of-use
asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. The Company adopted ASU
2016-02
on January 1, 2022 using the modified retrospective method by applying the new standard to all leases existing at the date of initial application and not restating comparable periods.
The Company elected the package of practical expedients for lessees as permitted under the transition guidance within the new standard. Accordingly, the Company has adopted these practical expedients and did not reassess: (i) whether any expired or existing contracts are or contains leases; (ii) lease classification for any expired or existing leases; (iii) initial direct costs for any existing leases. As a lessee, the Company also elected the practical expedient to account for non-lease
components associated with leases and lease components as a single lease component and the short-term lease exemption for contracts with lease terms of 12 months or less.
The cumulative effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASC 842,
Leases
(“ASC 842”) is as follows:

	Balance as of December 31, 2021	Adjustments due to the adoption of ASC 842	Balance as of January 1, 2022
	RMB	RMB	RMB
Assets
Operating lease right-of-use assets	—	88,431,758	88,431,758
Liabilities:
Accrued expenses and other current liabilities	719,035,377	(5,181,785)	713,853,592
Short-term lease liabilities	—	10,403,216	10,403,216
Long-term lease liabilities	—	83,210,327	83,210,327
The impact of adopting ASC 842 on the Company’s consolidated balance sheet as of December 31, 2022 is as follows:

	As reported	Balance without the adoption of ASC 842	Effect of change Higher/(lower)
	RMB	RMB	RMB
Assets:
Operating lease right-of-use assets	80,726,757	—	80,726,757
Liabilities:
Accrued expenses and other current liabilities	890,836,699	896,634,483	(5,797,784)
Short-term lease liabilities	9,913,073	—	9,913,073
Long-term lease liabilities	76,533,208	—	76,533,208
The adoption of the standard did not have significant impact on the Company’s net loss or cash flows for the year ended December 31, 2022.

In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes-Income Taxes
(Topic 740)
(“ASU
2019-12”).
The amendments in this update simplify the accounting for income taxes by removing the some of the exceptions and simplify the accounting for income taxes. The ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company has adopted this guidance on its consolidated financial statement for the year ended December 31, 2022. The standard update did not have a material impact on the Company’s financial position, results of operations and cash flows.
In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
(“ASU
2021-10”),
which provides guidance on the disclosure of transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The guidance is required to be applied either prospectively to all transactions within the scope of ASU
2021-10
that are reflected in financial statements at the date of adoption and new transactions that are entered into after the date of adoption or retrospectively to those transactions. The guidance is effective for annual periods beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 with no material impact on the Company’s financial position, results of operations and cash flows.

Recent accounting pronouncements
As a company with less than US$1.07 billion in revenue for the last fiscal year, the Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. An EGC may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments and respective amendments
(“ASU
2016-13”).
ASU
2016-13
is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments —Credit Losses
(“ASU
2018-19”),
which amends ASU
2016-13
to clarify that receivables arising from operating leases are not within the scope of Subtopic
326-20,
and instead, impairment of such receivables should be accounted for in accordance with Topic 842, Leases. ASU
2016-13
and ASU
2018-19
are effective for fiscal years and interim periods within those years beginning after December 15, 2022, with early adoption permitted as of the fiscal years beginning after December 15, 2018. An entity will apply the amendments in these updates through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In February 2020, the FASB issued ASU
2020-02,
Financial Instruments—Credit Losses
(Topic 326)
and Leases (Topic 842)—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No.
 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No.
 2016-02,
Leases
(Topic 842
)
(“ASU
2020-02”).
For Credit Losses (Topic 326), it added the accounting for loan losses by registrants engaged in lending activities subject to Topic 326. This staff interpretation applies to all registrants that are creditors in loan transactions that, individually or in the aggregate, have a material effect on the registrant’s financial condition. Upon adoption of the standard on January 1, 2023, the Company recorded approximate RMB302 million (US$44 million) increase to risk assurance liabilities, approximate RMB15 million (US$2 million) increase to the allowance for finance lease receivables, approximate RMB14 million (US$2 million) increase in the allowance for financing receivables and approximate RMB3 million (US$0.4 million) increase to the allowance of other current and non-current
assets. After adjusting for deferred taxes, approximate RMB307 million (US$44 million) decrease was recorded in retained earnings through a cumulative-effect adjustment.
In September 2022, the FASB issued ASC
2022-04,
Liabilities—Supplier Finance Programs
(Subtopic
405-50)
Disclosure of Supplier Finance Program Obligations
(“ASC
2022-04”).
The amendment in this update requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs. ASC
2022-04
is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on roll forward information, which is effective for fiscal years beginning after December 15, 2023. The amendments in this update should be applied retrospectively to each period in which a balance sheet is presented, except for the amendment on roll forward information, which should be applied prospectively. The Company is evaluating the effects, if any, of the adoption of these guidance on the Company’s financial position, results of operations and cash flows.